Financial Assets and Liabilities, Categorization of Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans and Receivables [Member]
Financial Liabilities:
Financial liabilities	$ 968,539,798	$ 794,710,450
Loans and Receivables [Member] | Related Parties [Member]
Financial Liabilities:
Financial liabilities	3,701,960	6,766,826
Loans and Receivables [Member] | Debt [Member]
Financial Liabilities:
Financial liabilities	567,585,631	500,677,052
Loans and Receivables [Member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial liabilities	213,103,228	125,169,156
Loans and Receivables [Member] | Accounts Payable [Member]
Financial Liabilities:
Financial liabilities	184,148,979	162,097,416
Loans and Receivables [Member] | Derivative Financial Instruments [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member]
Financial Liabilities:
Financial liabilities	22,185,709	17,896,379
Fair Value Through Profit or Loss [Member] | Related Parties [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Debt [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Accounts Payable [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Derivative Financial Instruments [Member]
Financial Liabilities:
Financial liabilities	22,185,709	17,896,379
Loans and Receivables [Member]
Financial Assets:
Financial assets	181,010,980	163,296,141
Loans and Receivables [Member] | Related Parties [Member]
Financial Assets:
Current assets	1,395,483	1,071,520
Loans and Receivables [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	0	3,523,883
Loans and Receivables [Member] | Accounts Receivable from Subscribers Distributors Contractual Assets and Other Net [Member]
Financial Assets:
Current assets	179,615,497	158,700,738
Loans and Receivables [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	0	0
Loans and Receivables [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	0	0
Fair Value Through Profit or Loss [Member]
Financial Assets:
Financial assets	10,668,460	1,446,034
Fair Value Through Profit or Loss [Member] | Related Parties [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Accounts Receivable from Subscribers Distributors Contractual Assets and Other Net [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	10,668,460	1,446,034
Fair Value Through Profit or Loss [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	0	0
Fair Value Through OCI [Member]
Financial Assets:
Financial assets	60,592,560	85,146,156
Fair Value Through OCI [Member] | Related Parties [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	46,683,687	70,231,744
Fair Value Through OCI [Member] | Accounts Receivable from Subscribers Distributors Contractual Assets and Other Net [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	$ 13,908,873	$ 14,914,412